Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for D/A	$ 83	$ 74
Accumulated depreciation	$ 919	$ 867
Common stock par value	$ 0.01	$ 0.01